Summary of Significant Accounting Policies - Sales and Marketing Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Sales and marketing expenses
Advertising expenses	$ 100,148,612	$ 204,965,757